Annual Total Returns - Financial Services Portfolio [BarChart] - 02.28 VIP Sector Funds Initial Combo PRO-21 - Financial Services Portfolio - VIP Financial Services Portfolio-Initial VIP	Apr. 30, 2021
Bar Chart Table:
Annual Return 2011	(20.46%)
Annual Return 2012	28.55%
Annual Return 2013	33.86%
Annual Return 2014	10.88%
Annual Return 2015	(3.69%)
Annual Return 2016	18.72%
Annual Return 2017	21.25%
Annual Return 2018	(15.73%)
Annual Return 2019	34.33%
Annual Return 2020	0.77%